ORGANIZATION AND BASIS OF PRESENTATION	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

History and Organization

VNUE, Inc. (formerly Tierra Grande Resources, Inc.) (“VNUE”, “TGRI”, or the “Company”) was incorporated under the laws of the State of Nevada on April 4, 2006.

On May 29, 2015, VNUE, Inc. entered into a merger agreement with VNUE Washington, Inc. Pursuant to the terms of the Merger Agreement, all of the outstanding shares of any class or series of VNUE Washington were exchanged for an aggregate of 50,762,987 shares of TGRI common stock. As a result of the Merger, VNUE Washington became a wholly-owned subsidiary of the Company, and the transaction was accounted for as a reverse merger with VNUE Washington deemed the acquiring company for accounting purposes, and the Company deemed the legal acquirer.

The Company is developing technology-driven solutions for Artists, Venues, and Festivals to automate the capturing, publishing, and monetization of their content, as well as protection of their rights.

On February 13, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with VNUE Acquisition Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“MergerCo”), Stage It Corp., a Delaware corporation (“Stage It”), and the stockholders’ representative for Stage It, pursuant to which the Company will acquire Stage It for up to $10 million (the “Merger Consideration”), by merging MergerCo with and into Stage It, with Stage It continuing as the surviving entity and wholly-owned subsidiary of the Company (the “Merger”).

Pursuant to the Merger Agreement, and subject to the terms and conditions set forth therein, at the closing of the Merger (the “Closing”), each of Stage It’s outstanding shares (including common and preferred shares) will be converted into the right to receive the applicable portion of the Merger Consideration. A portion of the Merger Consideration will be paid in cash and take the form of satisfying certain outstanding debt obligations of Stage It, as outlined in a Closing Payment Certificate of the Merger Agreement, and the other portion will be paid in shares of the Company’s common stock or preferred stock, with the actual number of such shares to be issued reduced by the cash component outlaid in the transaction. A portion of the Merger Consideration, $1 million, will be held back for the purposes of satisfying certain contingent obligations of Stage It.

The Merger Agreement also allows for the issuance of earn-out shares, not to exceed the overall Merger Consideration, provided that certain EBIDTA requirements are met over the course of 18 months. See Note 5. for additional information

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

History and Organization

VNUE, Inc. (formerly Tierra Grande Resources, Inc.) (“VNUE”, “TGRI”, or the “Company”) was incorporated under the laws of the State of Nevada on April 4, 2006.

On May 29, 2015, VNUE, Inc. entered into a merger agreement with VNUE Washington, Inc. Pursuant to the terms of the Merger Agreement, all of the outstanding shares of any class or series of VNUE Washington were exchanged for an aggregate of 50,762,987 shares of TGRI common stock. As a result of the Merger, VNUE Washington became a wholly-owned subsidiary of the Company, and the transaction was accounted for as a reverse merger with VNUE Washington deemed the acquiring company for accounting purposes, and the Company deemed the legal acquirer.

The Company is developing technology driven solutions for Artists, Venues and Festivals to automate the capturing, publishing, and monetization of their content, as well as protection of their rights.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying consolidated financial statements, during the year ended December 31, 2021 the Company used cash in operations of $1,430,312 and had an accumulated deficit of $13,835,294 as of December 31, 2021. In addition the Company had negative working capital of $2,793,040. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The Company does not have any commitments for additional capital. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. In addition, the Company’s independent registered public accounting firm, in its report on the Company’s December 31, 2021, consolidated financial statements, has raised substantial doubt about the Company’s ability to continue as a going concern.

On December 31, 2021, the Company had cash on hand of $36,958. The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. Historically, the Company has been able to fund its operations from the proceeds of notes payable and convertible notes. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company can obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our stockholders, in the case of equity financing.

Stage It Corp [Member]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

History and Organization

Stage It Corp. (“Stage It”, or the “Company”) is a Delaware corporation formed in that operates an online venue for live an interactive performances through its technology platform that enables content creators to perform and create ticketed events, and provides fans with an opportunity to watch live shows, and ask artists questions and request songs.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying financial statements, during the nine months ended September 30, 2021 the Company incurred a net loss of $2,813,659 and had a stockholders’ deficit of $13,383,161 as of September 30, 2021. In addition the Company had negative working capital of $8,988,706 These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The Company does not have any commitments for additional capital. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. As a result management has concluded that there substantial doubt about the Company’s ability to continue as a going concern.

On As of September 30, 2021, the Company had cash on hand of $69,342. Management estimates that the current funds on hand will be sufficient to continue operations through March 31, 2022. The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. Historically, the Company has been able to fund its operations from the proceeds of notes payable and convertible notes. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company can obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our stockholders, in the case of equity financing.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

History and Organization

Stage It Corp. (“Stage It”, or the “Company”) is a Delaware corporation formed in that operates an online venue for live an interactive performances through its technology platform that enables content creators to perform and create ticketed events, and provides fans with an opportunity to watch live shows, and ask artists questions and request songs.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying financial statements, during the year ended December 31, 2020 the Company incurred a net loss of $1,629,508, and had a stockholders’ deficit of $10,569,502 as of December 31, 2020. In addition the Company had negative working capital of $6,668,922. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The Company does not have any commitments for additional capital. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. As a result management has concluded that there substantial doubt about the Company’s ability to continue as a going concern.

On December 31, 2020, the Company had cash on hand of $281,033. Management estimates that the current funds on hand will be sufficient to continue operations through March 31, 2022. The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. Historically, the Company has been able to fund its operations from the proceeds of notes payable and convertible notes. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company can obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our stockholders, in the case of equity financing.